Accrued Severance Pay, Net (Schedule of Accrued Severance Pay Liability) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Severance Pay, Net [Abstract]
Accrued severance pay	$ 1,150	$ 3,446
Less - amount funded	742	3,036
Accrued severance pay, noncurrent	$ 408	$ 410